Current liabilities - Other creditors and miscellaneous liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current liabilities
Attendance fees	€ 242	€ 230
Other	26	2
Total other creditors and miscellaneous liabilities	€ 268	€ 232